NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2024

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 95.73%
	Communication Services - Media & Entertainment -- 1.11%
129,840	Comcast Corporation Class A	$5,084,534

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.63%
20,300	Home Depot, Inc.	6,988,072
182,375	LKQ Corporation	7,584,976
101,500	TJX Companies Inc	11,175,150
		25,748,198

	Consumer Discretionary - Consumer Services -- 0.10%
8,646	Cedar Fair, L.P.	469,910

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.71%
78,155	Sysco Corporation	5,579,486
46,180	Target Corporation	6,836,487
		12,415,973

	Consumer Staples - Food, Beverage & Tobacco -- 5.60%
142,500	Coca-Cola Company	9,070,125
88,095	Lamb Weston Holdings, Inc.	7,407,028
67,870	Mondelez International, Inc. Class A	4,441,413
46,335	Philip Morris International Inc.	4,695,125
		25,613,691

	Consumer Staples - Household & Personal Products -- 4.01%
53,500	Procter & Gamble Company	8,823,220
173,000	Unilever PLC Sponsored ADR	9,513,270
		18,336,490

	Energy - Energy -- 4.30%
68,230	Chevron Corporation	10,672,537
41,000	ConocoPhillips	4,689,580
119,100	Enterprise Products Partners L.P.	3,451,518
20,183	Williams Companies, Inc.	857,777
		19,671,412

	Financials - Banks -- 5.12%
61,500	JPMorgan Chase & Co.	12,438,990
52,800	PNC Financial Services Group, Inc.	8,209,344
69,440	U.S. Bancorp	2,756,768
		23,405,102

	Financials - Financial Services -- 8.03%
7,950	BlackRock, Inc.	6,259,194

134,495	Charles Schwab Corp	9,910,937
22,840	CME Group Inc. Class A	4,490,344
50,500	Cohen & Steers, Inc.	3,664,280
104,175	Nasdaq, Inc.	6,277,585
49,500	Raymond James Financial, Inc.	6,118,695
		36,721,035

	Financials - Insurance -- 1.71%
30,620	Chubb Limited	7,810,550

	Health Care - Health Care Equipment & Services -- 7.55%
89,045	Abbott Laboratories	9,252,666
71,955	CVS Health Corporation	4,249,662
109,000	Medtronic Plc	8,579,390
46,250	Quest Diagnostics Incorporated	6,330,700
12,025	UnitedHealth Group Incorporated	6,123,852
		34,536,270

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 11.71%
46,715	AbbVie, Inc.	8,012,557
158,755	Astrazeneca PLC Sponsored ADR	12,381,302
49,460	Johnson & Johnson	7,229,074
63,940	Merck & Co., Inc.	7,915,772
266,450	Perrigo Co. Plc	6,842,436
240,185	Pfizer Inc.	6,720,376
91,605	Sanofi Sponsored ADR	4,444,675
		53,546,192

	Industrials - Capital Goods -- 6.33%
19,305	Eaton Corp. Plc	6,053,083
17,110	Honeywell International Inc.	3,653,669
19,975	Illinois Tool Works Inc.	4,733,276
36,725	L3Harris Technologies Inc	8,247,701
33,260	Lincoln Electric Holdings, Inc.	6,274,166
		28,961,895

	Industrials - Commercial & Professional Services -- 1.33%
204,830	Rentokil Initial plc Sponsored ADR	6,073,210

	Industrials - Transportation -- 1.29%
26,180	Union Pacific Corporation	5,923,487

	Information Technology - Semiconductors & Semiconductor Equipment -- 5.44%
35,160	Analog Devices, Inc.	8,025,621
6,090	Broadcom Inc.	9,777,678
77,410	Microchip Technology Incorporated	7,083,015
		24,886,314

	Information Technology - Software & Services -- 7.66%
46,000	International Business Machines Corporation	7,955,700
39,760	Microsoft Corporation	17,770,732

65,870	Oracle Corporation	9,300,844
		35,027,276

	Information Technology - Technology Hardware & Equipment -- 0.93%
89,095	Cisco Systems, Inc.	4,232,903

	Materials - Materials -- 6.15%
32,100	Air Products and Chemicals, Inc.	8,283,405
31,500	Avery Dennison Corporation	6,887,475
101,125	Ball Corporation	6,069,523
85,500	DuPont de Nemours, Inc.	6,881,895
		28,122,298

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.33%
37,635	American Tower Corporation	7,315,491
10,750	Equinix, Inc.	8,133,450
78,720	W. P. Carey Inc.	4,333,536
		19,782,477

	Utilities - Utilities -- 4.69%
167,120	CMS Energy Corporation	9,948,653
118,470	NextEra Energy, Inc.	8,388,861
39,650	WEC Energy Group Inc	3,110,939
		21,448,453

	TOTAL COMMON STOCKS
	(cost $306,019,901)	437,817,670

SHORT-TERM INVESTMENTS -- 4.29%
	Money Market Deposit Account - 0.36%
$1,635,612	U.S. Bank Money Market - 5.240%	1,635,612

	Money Market Fund - 1.31%
6,000,000	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 5.20%	6,000,000

	U.S. Government Securities - 2.62%
6,000,000	U.S. Treasury Bill - 1.777%	5,999,127
6,000,000	U.S. Treasury Bill - 5.004%	5,972,978
		11,972,105
	TOTAL SHORT-TERM INVESTMENTS
	(cost $19,608,032)	19,607,717

	TOTAL INVESTMENTS
	(cost $325,627,933) - 100.02%	457,425,387

	LIABILITIES, NET OF OTHER ASSETS - (0.02)%	(81,002)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$457,344,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2024, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$437,817,670
Money Market Deposit Account	1,635,612
Money Market Fund	6,000,000
Level 2
U.S. Government Securities	11,972,105
Level 3
None	—
Total	$457,425,387

(1) See Schedule above for further detail by industry.